Business combination - Schedule of Assets and Liabilities Assumed in Business Combination (Details) ¥ in Millions, $ in Millions		12 Months Ended
	Apr. 04, 2022 CAD ($)	Apr. 02, 2023 CAD ($)	Apr. 03, 2022 CAD ($)	Mar. 28, 2021 CAD ($)	Apr. 04, 2022 JPY (¥)
Assets acquired
Goodwill		$ 63.9	$ 53.1	$ 53.1
Consideration
Net cash inflow from business combination		$ 2.8	$ 0.0	$ 0.0
Canada Goose Japan, K.K.
Assets acquired
Cash	$ 5.4
Inventories	27.3
Property, plant and equipment	1.2
Intangible assets	14.9
Right-of-use assets	3.3
Goodwill	10.8
Other assets	2.4
Assets acquired	65.3
Liabilities assumed
Bank loan	19.4
Lease liabilities	3.2
Warranty provision	0.3
Liabilities assumed	22.9
Total identifiable net assets acquired	42.4
Less: Deferred tax liability	(8.1)
Less: Non-controlling interests	(11.7)
Net assets acquired	22.6
Consideration
Cash paid	2.6				¥ 250.0
Contingent consideration	20.0				1,958.9
Total purchase consideration	22.6				¥ 2,208.9
Net cash inflow from business combination	$ 2.8